Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Operating Leases - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Supplemental Cash Flow Information Related To Operating Leases Abstract
Cash flow from operating activities	$ 485	$ 361
Weighted average lease term (months)	157 years	49 years	20 years
Weighted average discount rate	5.60%	5.90%	5.70%	6.00%